MATERIAL ACCOUNTING POLICIES - Economic Scenario Weightings (Details)	Dec. 31, 2023	Dec. 31, 2022
Optimistic | Colombia
MATERIAL ACCOUNTING POLICIES
Probability weighting	15.00%	15.00%
Optimistic | Colombia | Cutoff 2022
MATERIAL ACCOUNTING POLICIES
GDP growth		8.11%
Optimistic | Colombia | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth	1.64%	2.01%
Optimistic | Colombia | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	2.37%	3.68%
Optimistic | Colombia | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	4.47%
Optimistic | Panama
MATERIAL ACCOUNTING POLICIES
Probability weighting	20.00%	15.00%
Optimistic | Panama | Cutoff 2022
MATERIAL ACCOUNTING POLICIES
GDP growth		8.84%
Optimistic | Panama | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth	7.92%	5.62%
Optimistic | Panama | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	6.68%	5.70%
Optimistic | Panama | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	7.17%
Optimistic | Guatemala
MATERIAL ACCOUNTING POLICIES
Probability weighting	20.00%	15.00%
Optimistic | Guatemala | Cutoff 2022
MATERIAL ACCOUNTING POLICIES
GDP growth		4.35%
Optimistic | Guatemala | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth	3.69%	4.19%
Optimistic | Guatemala | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	4.33%	4.59%
Optimistic | Guatemala | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	4.61%
Optimistic | El Salvador
MATERIAL ACCOUNTING POLICIES
Probability weighting	20.00%	15.00%
Optimistic | El Salvador | Cutoff 2022
MATERIAL ACCOUNTING POLICIES
GDP growth		3.78%
Optimistic | El Salvador | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth	2.75%	3.52%
Optimistic | El Salvador | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	3.32%	3.94%
Optimistic | El Salvador | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	3.76%
Base | Colombia
MATERIAL ACCOUNTING POLICIES
Probability weighting	50.00%	45.00%
Base | Colombia | Cutoff 2022
MATERIAL ACCOUNTING POLICIES
GDP growth		7.76%
Base | Colombia | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth	1.16%	0.93%
Base | Colombia | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	0.87%	2.50%
Base | Colombia | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	2.60%
Base | Panama
MATERIAL ACCOUNTING POLICIES
Probability weighting	50.00%	55.00%
Base | Panama | Cutoff 2022
MATERIAL ACCOUNTING POLICIES
GDP growth		8.19%
Base | Panama | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth	5.95%	3.96%
Base | Panama | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	4.00%	3.71%
Base | Panama | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	4.20%
Base | Guatemala
MATERIAL ACCOUNTING POLICIES
Probability weighting	55.00%	55.00%
Base | Guatemala | Cutoff 2022
MATERIAL ACCOUNTING POLICIES
GDP growth		3.40%
Base | Guatemala | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth	3.12%	2.72%
Base | Guatemala | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	3.26%	3.00%
Base | Guatemala | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	3.38%
Base | El Salvador
MATERIAL ACCOUNTING POLICIES
Probability weighting	55.00%	55.00%
Base | El Salvador | Cutoff 2022
MATERIAL ACCOUNTING POLICIES
GDP growth		2.62%
Base | El Salvador | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth	2.25%	1.65%
Base | El Salvador | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	1.90%	1.96%
Base | El Salvador | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	2.08%
Pessimistic | Colombia
MATERIAL ACCOUNTING POLICIES
Probability weighting	35.00%	40.00%
Pessimistic | Colombia | Cutoff 2022
MATERIAL ACCOUNTING POLICIES
GDP growth		6.98%
Pessimistic | Colombia | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth	0.68%	(0.78%)
Pessimistic | Colombia | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	(0.63%)	0.36%
Pessimistic | Colombia | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	0.73%
Pessimistic | Panama
MATERIAL ACCOUNTING POLICIES
Probability weighting	30.00%	30.00%
Pessimistic | Panama | Cutoff 2022
MATERIAL ACCOUNTING POLICIES
GDP growth		7.53%
Pessimistic | Panama | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth	3.99%	2.31%
Pessimistic | Panama | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	1.33%	1.73%
Pessimistic | Panama | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	1.23%
Pessimistic | Guatemala
MATERIAL ACCOUNTING POLICIES
Probability weighting	25.00%	30.00%
Pessimistic | Guatemala | Cutoff 2022
MATERIAL ACCOUNTING POLICIES
GDP growth		2.45%
Pessimistic | Guatemala | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth	2.55%	1.25%
Pessimistic | Guatemala | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	2.19%	1.40%
Pessimistic | Guatemala | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	2.15%
Pessimistic | El Salvador
MATERIAL ACCOUNTING POLICIES
Probability weighting	25.00%	30.00%
Pessimistic | El Salvador | Cutoff 2022
MATERIAL ACCOUNTING POLICIES
GDP growth		1.47%
Pessimistic | El Salvador | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth	1.74%	(0.23%)
Pessimistic | El Salvador | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	0.49%	(0.03%)
Pessimistic | El Salvador | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	0.41%